Dec. 31, 2016
Principal Funds, Inc.

Supplement dated January 30, 2017
to the Statutory Prospectus dated December 31, 2016
(as supplemented on January 13, 2017)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Dynamic High Yield Explorer Fund
DYNAMIC HIGH YIELD EXPLORER FUND
In the Performance section, delete the second paragraph, and replace with the following:
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

International Small Company Fund
INTERNATIONAL SMALL COMPANY FUND
In the Performance section, delete the second paragraph, and insert the following:
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Real Estate Allocation Fund
REAL ESTATE ALLOCATION FUND
In the Performance section, delete the second paragraph, and replace with the following:
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Real Estate Debt Income Fund
REAL ESTATE DEBT INCOME FUND
In the Performance section, delete the second paragraph, and replace with the following:
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.